Operating lease assets (excluding land use rights) and lease liabilities - Net book amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease assets and lease liabilities
Net book amount, Beginning balance	$ 575	$ 865
Additions	324	927
Amortization	(434)	(551)	$ (56)
Modification		(652)
Effect of foreign currency exchange differences	(15)	(14)
Net book amount, Ending balance	$ 450	$ 575	$ 865